Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	155,555,000	271,216,000
Number of equity instruments other than options, expected to vest within two years (in shares)	116,997,000	134,342,000
Number of equity instruments other than options, expected to vest within three years (in shares)	105,074,000	102,525,000
Number of equity instruments other than options, expected to vest within four years (in shares)	366,000	956,000
Number of equity instruments other than options, expected to vest over four years (in shares)	43,000	118,000
Number of equity instruments other than options, expected to vest (in shares)	378,035,000	509,157,000
Dilutive effect (in shares)	161,105,000	269,796,000